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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2006
                                               -----------------------

Check here if Amendment / /; Amendment No.:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Jennifer C. Snyder
                 -------------------------------
   Address:      60 State Street
                 -------------------------------
                 Boston, MA  02109
                 -------------------------------

Form 13F File Number: 028-06471
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Jennifer C. Snyder
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   617-526-6000
         -------------------------------

Signature, place and date of signing:

   /s/ Jennifer C. Snyder,   Boston, Massachusetts   November 7, 2006
   -----------------------   ---------------------   ----------------
        [Signature]              [City, State]            [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        -----------------------

Form 13F Information Table Entry Total: 16
                                        -----------------------

Form 13F Information Table Value Total: $ 62,844 (in thousands)
                                        -----------------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.       Form 13F File Number         Name

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                           JENNIFER SNYDER
                      FORM 13F INFORMATION TABLE
                  QUARTER ENDED SEPTEMBER 30, 2006


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

ARCHSTONE SMITH TRUST     Common Stock     039583109      372     6,825  SH             Sole                  6,825     0      0
BANK AMERICA CORP         Common Stock     060505104      134     2,500  SH             Sole                  2,500     0      0
BERKSHIRE HATHAWAY INC    Common Stock     084670108   12,358       129  SH         Shared Other                129     0      0
CITIGROUP INC             Common Stock     172967101      224     4,500  SH             Sole                  4,500     0      0
DUKE ENERGY HOLDING CORP  Common Stock     264299106       91     3,000  SH             Sole                  3,000     0      0
DU PONT E I DE NEMOURS    Common Stock     263534109      428    10,000  SH             Sole                 10,000     0      0
& CO
EXXON MOBIL CORPORATION   Common Stock     30231G102    2,923    43,565  SH         Shared Other             43,565     0      0
EXXON MOBIL CORPORATION   Common Stock     30231G102      403     6,000  SH             Sole                  6,000     0      0
FPL GROUP INC             Common Stock     302571104       83     1,850  SH             Sole                  1,850     0      0
GENERAL ELECTRIC CORP     Common Stock     369604103      459    13,000  SH             Sole                 13,000     0      0
GENERAL MLS INC           Common Stock     370334104      207     3,650  SH             Sole                  3,650     0      0
POTLATCH                  Common Stock     737628107   14,814   399,293  SH         Shared Other            399,293     0      0
PROLOGIS                  Common Stock     743410102      198     3,475  SH             Sole                  3,475     0      0
ROYAL DUTCH PETROLEUM     Common Stock     780257804      458     6,925  SH             Sole                  6,925     0      0
SIMON PPTY GROUP INC NEW  Common Stock     828806109      204     2,250  SH             Sole                  2,250     0      0
WEYERHAEUSER CO           Common Stock     962166104   29,254   475,449  SH         Shared Other            475,449     0      0
WYETH                     Common Stock     983024100      234     4,600  SH             Sole                  4,600     0      0

TOTAL                                                  62,844
